Property and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Construction work in progress	$ 1.9	$ 8.9